Segment and Geographic Information - Summary of Revenue by Geography (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 47,518	$ 37,594	$ 53,587	$ 43,570	$ 36,688
Domestic [Member]
Segment Reporting Information [Line Items]
Revenue	37,477	29,574	42,140	34,805	29,663
International [Member]
Segment Reporting Information [Line Items]
Revenue	$ 10,041	$ 8,020	$ 11,447	$ 8,765	$ 7,025